Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Operation income	$ 2,508	$ 2,978	$ 2,341
Operation expenses	(740)	(1,949)	(1,073)
Net operation income	1,768	1,029	1,268
Costs and expenses
General and administrative expenses	(8,359)	(13,862)	(13,417)
Total costs and expenses	(8,359)	(13,862)	(13,417)
Operating loss	(6,591)	(12,833)	(12,149)
Other expenses, net	(8,497)	(8,019)	(22,551)
Interest income	5,554	8,054	9,173
Interest expenses		(360)	(61)
Loss before income tax	(9,534)	(13,158)	(25,588)
Income tax	0	0	0
Consolidated net loss	(9,534)	(13,158)	(25,588)
Other comprehensive income	0	0	0
Consolidated comprehensive loss	$ (9,534)	$ (13,158)	$ (25,588)
Basic loss per share	$ (0.26)	$ (0.32)	$ (0.58)
Diluted loss per share	$ (0.26)	$ (0.32)	$ (0.58)